Rule 497(e)
                                                              File No. 002-75503


                             MAXIM SERIES FUND, INC.
                          August 12, 1999 Supplement to
                           the May 1, 1999 Prospectus

On page 1of the prospectus and throughout the prospectus, wherever the Maxim Founders Blue Chip Portfolio is referenced, please delete this disclosure and replace with the following: Maxim Founders Growth & Income Portfolio (formerly the Maxim Founders Blue Chip Portfolio).

On pages 7-8 of the prospectus, please delete the disclosure of regarding the Maxim Investment Grade Corporate Bond Portfolio and replace with the following:

Maxim Bond Index Portfolio (formerly, the Maxim Investment Grade Corporate Bond Portfolio)

The investment objective for this Portfolio is to:

o Seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index ("Lehman Index").

Principal Investment Strategies.  The Portfolio will:

o Invest primarily in debt securities of the Lehman Index.

o Invest in a portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Lehman Index.

The principal investment risks for the Portfolio include:

Index Risk
o It is possible the Lehman Index may perform unfavorably and/or underperform the market as a whole. As a result, the Portfolio would have poor investment results if it is tracking the return of the Lehman Index.

Tracking Error Risk
o Several factors will affect the Portfolio's ability to precisely track the performance of the Lehman Index. For example, the Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, the Portfolio will own less than all the securities of the Lehman Index, which also may cause a variance between the performance of the Portfolio and the Lehman Index.

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk
o The Portfolio may invest some assets in derivative securities, such as options and futures. This practice is used primarily to hedge the Portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money
When you sell your shares of the Portfolio, they could be worth less than the amount paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each calendar year since inception. The table shows how the Portfolio's average annual total return for the one year, five year and since inception periods compared to a broad-based bond market index. The returns shown below are historical and are not an indication of future performance.+ With regard to variable insurance contracts, performance returns do not reflect charges associated with the contract.

Year-by-Year

[object omitted]

During the periods shown in the chart of the Bond Index Portfolio, the highest return for a quarter was 6.31% (quarter ending June, 1995) and the lowest return for a quarter was -2.54% (quarter ending March, 1994).

The average annual return for one year, five years and since inception of the Portfolio for the period ended December 31, 1998:

                                            One Year        Five Year         Since Inception
Bond Index Portfolio                        7.08%             5.93%             6.56%
Lehman Aggregate Bond Index                 8.69%             7.50%             7.85%

+ The inception date for the Portfolio was December 1, 1992. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its name and investment objective so that it now seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. Prior to the changes, the Portfolio's name was the Maxim Investment Grade Corporate Bond Portfolio and it compared its performance to that of the Lehman Intermediate Government/Corporate Index and Lehman Intermediate Corporate Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the Lehman Aggregate Bond Index, the Portfolio's new benchmark index

On page 21of the prospectus, please delete the disclosures regarding the benchmark index for Maxim Value Index Portfolio and Maxim Growth Index Portfolio and replace with the following:

         Portfolio
o    Maxim Value Index Portfolio            S&P/BARRA Value Index.1
o    Maxim Growth Index Portfolio           S&P/BARRA Growth Index.1



--------
1 Standard & Poor's and BARRA are not sponsors of, or in any other way affiliated with, the Maxim Growth Index and Maxim Value Index Portfolios or Maxim Series Fund.



On page 24 of the prospectus, please delete the disclosures regarding the average annual return for one year, five years and since inception for the period ending December 31, 1998, for the Maxim Growth Index and Maxim Value Index, respectively, and replace with the following:

                                                     One Year         Five Year         Since Inception
Growth Index Portfolio                               37.28%            24.47%           24.22%
S&P/BARRA Growth Index                               42.09%            27.75%           27.22%

+ The inception date for the Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Growth Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Growth Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA Growth Index, the Portfolio's new benchmark index.

                                                    One Year         Five Year         Since Inception
Value Index Portfolio                                14.48%            19.82%           19.78%
S&P/BARRA Value Index                                14.67%            19.66%           19.44%

+ The inception date for the Portfolio was December 1, 1993. On July 26, 1999, pursuant to a vote of the majority of shareholders, the Portfolio changed its investment objective so that it now seeks investment results that track the total return of the common stocks that comprise the S&P/BARRA Value Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Value Index. Consistent with its change in investment objective, the Portfolio now compares its performance to that of the S&P/BARRA Value Index, the Portfolio's new benchmark index.

On page 27 of the prospectus, please delete the disclosures regarding the Russell 1000 Value Index and Russell 1000 Growth Index and replace with the following:

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500 stock index. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 stock index with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500 stock index. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 stock index with the lowest price-to-book value ratios.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

On page 31 of the prospectus, please delete the disclosure regarding the percentage of average net assets regarding the Maxim Investment Grade Corporate Bond Portfolio and replace with the following:

         Maxim Bond Index Portfolio         0.50%

On pages 37, 47 and 48 of the prospectus, please delete the disclosure regarding the Maxim Investment Grade Corporate Bond Portfolio, Maxim Value Index Portfolio and Maxim Growth Index Portfolio, respectively, and replace with the following:



                             MAXIM SERIES FUND, INC.

                     MAXIM BOND INDEX PORTFOLIO(formerly, the Maxim
                         Investment Grade Corporate Bond Portfolio)

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:


                                                                                  Year Ended December 31,
                                                  1998             1997             1996            1995             1994

Net Asset Value, Beginning of Period         $   1.2856         $  1.2774         $ 1.3161        $ 1.2019         $ 1.3090

Income From Investment Operations

Net investment income                            0.0737            0.0769           0.0777          0.0794           0.0665
Net realized and unrealized gain (loss)          0.0154            0.0081           (0.0387)        0.1164           (0.1071)

Total Income (Loss) From Investment
   Operations                                    0.0891            0.0850           0.0390          0.1958           (0.0406)

Less Distributions

From net investment income                       (0.0737)          (0.0768)         (0.0777)        (0.0816)         (0.0665)
From net realized gains

Total Distributions                              (0.0737)          (0.0768)         (0.0777)        (0.0816)         (0.0665)

Net Asset Value, End of Period               $   1.3010         $  1.2856         $ 1.2774        $ 1.3161         $ 1.2019

Total Return                                     7.08%             6.85%            3.14%           16.71%           (3.15)%

Ratios/Supplemental Data

Net Assets, End of Period                    $   130,436,898    $  114,875,960    $ 100,722,152   $ 95,210,404     $ 71,276,294

Ratio of Expenses to Average Net Assets:         0.60%             0.60%            0.60%           0.60%            0.60%

Ratio of Net Investment Income to
   Average Net Assets                            5.69%             6.02%            6.08%           6.30%            5.37%

Portfolio Turnover Rate                          59.84%            140.35%          118.50%         159.21%          51.66%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $83,493,849 and $69,181,240, respectively. Prior to July 26, 1999, the Portfolio was named the Maxim Investment Grade Corporate Bond Portfolio and its investment objective was to seek the highest level of income consistent with the primary goal of ensuring the protection of capital by investing primarily investment grade corporate debt securities and in debt securities issued by the U.S. government and its agencies.

                             MAXIM SERIES FUND, INC.

                           MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1998, 1997, 1996, 1995 and 1994 is as follows:



                                                                                Year Ended December 31,
                                               1998              1997              1996            1995             1994

Net Asset Value, Beginning of Year         $ 1.8136              1.4538          $ 1.2623         $ 0.9614         $ 1.0118

Income From Investment Operations

Net investment income                        0.0279              0.0278            0.0298           0.0305           0.0253
Net realized and unrealized gain (loss)      0.2301              0.4631            0.2287           0.3198           (0.0504)

Total Income (Loss) From Investment
Operations                                   0.2580              0.4909            0.2585           0.3503           (0.0251)

Less Distributions

From net investment income                   (0.0278)            (0.0278)          (0.0298)         (0.0359)         (0.0253)
From net realized gains                      (0.1485)            (0.1033)          (0.0372)         (0.0135)

Total Distributions                          (0.1763)            (0.1311)          (0.0670)         (0.0494)         (0.0253)

Net Asset Value, End of Year               $ 1.8953            $ 1.8136          $ 1.4538         $ 1.2623         $ 0.9614

Total Return                                 14.48%              34.08%            20.63%           36.80%           (2.49)%

Ratios/Supplemental Data

Net Assets, End of Year                    $ 326,339,498       $ 237,421,804     $ 122,283,026    $ 65,183,898     $ 25,610,474

Ratio of Expenses to Average Net Assets      0.60%               0.60%             0.60%            0.60%            0.60%

Ratio of Net Investment Income
  to Average Net Assets                      1.54%               1.83%             2.38%            2.87%            3.18%

Portfolio Turnover Rate                      39.67%              26.03%            16.31%           18.11%           16.88%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $177,712,342 and $111,264,436, respectively.Prior to July 26, 1999, the Portfolio's investment objective was to seek investment results that tracked the total return of the common stocks that comprised the Russell 1000 Value Index.

                             MAXIM SERIES FUND, INC.

                          MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1998, 1997, 1996, 1995, and 1994 are as follows:




                                                                                 Year Ended December 31,
                                              1998              1997               1996              1995             1994

Net Asset Value, Beginning of Year         $ 1.8507           $ 1.4852         $  1.3459         $ 1.0120         $  1.0064

Income From Investment Operations

Net investment income                        0.0070             0.0085            0.0114           0.0127            0.0133
Net realized and unrealized gain             0.6769             0.4241            0.2851           0.3432            0.0056

Total Income From Investment Operations      0.6839             0.4326            0.2965           0.3559            0.0189

Less Distributions

From net investment income                   (0.0070)           (0.0085)          (0.0114)         (0.0165)          (0.0133)
From net realized gains                      (0.1000)           (0.0586)          (0.1458)         (0.0055)

Total Distributions                          (0.1070)           (0.0671)          (0.1572)         (0.0220)          (0.0133)

Net Asset Value, End of Year               $ 2.4276           $ 1.8507         $  1.4852         $ 1.3459         $  1.0120

Total Return                                 37.28%             29.26%            22.10%           35.29%            1.93%

Ratios/Supplemental Data

Net Assets, End of Year                    $ 297,170,229      $ 162,975,760    $  83,743,210     $ 43,515,299     $  14,171,307

Ratio of Expenses to Average Net Assets      0.60%              0.60%             0.60%            0.60%             0.60%

Ratio of Net Investment Income
to Average Net Assets                        0.36%              0.54%             0.83%            1.15%             1.57%

Portfolio Turnover Rate                      26.48%             21.52%            41.55%           17.90%            18.50%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended December 31, 1998 were $117,491,258 and $56,327,645, respectively.Prior to July 26, 1999, the Portfolio's investment objective was to seek investment results that tracked the total return of the common stocks that comprised the Russell 1000 Growth Index.